Annual Fund Operating Expenses (Vanguard Small-Cap Index Fund)	12 Months Ended
	Dec. 31, 2011
Vanguard Small-Cap Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.24%	[1],[2]
Vanguard Small-Cap Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%
Vanguard Small-Cap Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%	[1]
Vanguard Small-Cap Index Fund - ETF Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%	[1]
Vanguard Small-Cap Index Fund - Signal Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%	[1]
Vanguard Small-Cap Index Fund - Institutional Plus Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.06%

[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.
[2]	The expense information shown in the table has been restated to reflect the removal of expenses incurred directly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes development companies.